Subsequent Events (Q1)	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
The Company performed an evaluation of subsequent events through the date the financial statements were issued and determined there were no recognized or unrecognized subsequent events that would require an adjustment or additional disclosure in the condensed consolidated financial statements as of March 31, 2023.